Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 194,532	$ 179,633	$ 180,226
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on early extinguishment of debt	0	0	(4,539)
Gain on previously held equity interest	0	0	(4,853)
Gain on sale of real estate	(23,829)	(1,209)	(3,017)
Deferred income tax benefit (expense)	(1,136)	1,796	(14,787)
Provision for loan losses	0	3,777	0
Income from discontinued operations	(199)	(3,881)	(4,589)
Gain on sale of investment in a direct financing lease	0	(220)	0
Costs associated with loan refinancing or payoff	270	301	6,166
Equity in income from joint ventures	(969)	(1,273)	(1,398)
Distributions from joint ventures	540	810	985
Depreciation and amortization	89,617	66,739	53,946
Amortization of deferred financing costs	4,588	4,248	4,041
Amortization of above market lease	192	192	48
Share-based compensation expense to management and trustees	8,508	8,902	6,516
Share-based compensation expense included in retirement severance expense	6,377	0	0
Decrease (increase) in restricted cash	2,017	(8)	12,509
Increase in mortgage notes accrued interest receivable	(4,133)	(3,997)	(457)
Increase in accounts receivable, net	(11,623)	(5,214)	(7,163)
Increase in direct financing lease receivable	(3,559)	(2,993)	(4,860)
Decrease (increase) in other assets	343	(3,360)	2,338
Increase in accounts payable and accrued liabilities	5,711	4,586	7,816
Increase in unearned rents and interest	10,705	1,323	2,511
Net operating cash provided by continuing operations	277,952	250,152	231,439
Net operating cash provided by discontinued operations	508	143	2,681
Net cash provided (used) by operating activities	278,460	250,295	234,120
Investing activities:
Acquisition of rental properties and other assets	(179,820)	(85,205)	(123,497)
Proceeds from Sale of Real Estate	46,718	12,055	797
Investment in unconsolidated joint ventures	0	0	(1,607)
Proceeds from settlement of derivative	0	5,725	0
Investment in mortgage notes receivable	(72,698)	(93,877)	(60,568)
Proceeds from mortgage note receivable paydown	40,956	76,256	1,900
Investment in promissory notes receivable	0	4,387	1,278
Proceeds from promissory note receivable paydown	0	1,750	1,027
Investment in direct financing leases, net	0	0	(3,262)
Proceeds from Sale of Lease Receivables	4,741	46,092	0
Additions to properties under development	(408,436)	(334,635)	(197,271)
Net cash used by investing activities of continuing operations	(568,539)	(376,226)	(383,759)
Net proceeds from sale of real estate from discontinued operations	0	0	47,301
Net cash used by investing activities	(568,539)	(376,226)	(336,458)
Financing activities:
Proceeds from long-term debt facilities	856,914	379,000	646,000
Principal payments on long-term debt	(503,314)	(310,253)	(552,468)
Deferred financing fees paid	(7,047)	(814)	(8,133)
Costs associated with loan refinancing or payoff (cash portion)	0	(25)	(5,790)
Net proceeds from issuance of common shares	190,158	264,158	220,785
Impact of stock option exercises, net	(3,394)	50	947
Purchase of common shares for treasury	(8,222)	(2,892)	(3,246)
Dividends paid to shareholders	(233,073)	(207,637)	(197,924)
Net cash provided by financing activities	292,022	121,587	100,171
Effect of exchange rate changes on cash	(996)	(278)	(539)
Net increase (decrease) in cash and cash equivalents	947	(4,622)	(2,706)
Cash and cash equivalents at beginning of the year	3,336	7,958	10,664
Cash and cash equivalents at end of the year	4,283	3,336	7,958
Supplemental schedule of non-cash activity:
Transfer of property under development to rental property	392,786	236,428	139,026
Transfer of land held for development to property under development	167,600	0	0
Acquisition of real estate in exchange for assumption of debt at fair value	0	101,441	19,710
Issuance of nonvested shares and restricted share units at fair value, including nonvested shares issued for payment of bonuses	14,285	15,525	10,398
Conversion of mortgage note receivable to rental property	120,051	0	0
Adjustment of noncontrolling interest to additional paid in capital	377	0	0
Sale of real estate in exchange for note receivable	0	0	2,500
Noncash or Part Noncash Acquisition, Value of Assets Acquired	0	0	49,391
Equity Method Investment, Amount Sold	0	0	8,282
decrease in mortgage note receivable from business combination	0	0	33,089
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	90,850	85,290	73,403
Cash paid during the year for income taxes	1,956	710	102
Interest cost capitalized	18,546	7,525	2,763
Increase in accrued capital expenditures	$ 417	$ 7,053	$ 1,168